Result for the Year - Deferred Tax Asset - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	$ (203)	$ 31
Recognised in Profit or Loss	10	114
Acquired in Business Combinations	0	(348)
Net deferred tax asset/(liability) at the end of the year	(193)	(203)
Share-based instruments
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	38	5
Recognised in Profit or Loss	14	33
Acquired in Business Combinations	0	0
Net deferred tax asset/(liability) at the end of the year	52	38
Deferred revenue
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	16	16
Recognised in Profit or Loss	0	0
Acquired in Business Combinations	0	0
Net deferred tax asset/(liability) at the end of the year	16	16
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(409)	(9)
Recognised in Profit or Loss	(1)	(52)
Acquired in Business Combinations	0	(348)
Net deferred tax asset/(liability) at the end of the year	(410)	(409)
Liabilities
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	9	3
Recognised in Profit or Loss	21	6
Acquired in Business Combinations	0	0
Net deferred tax asset/(liability) at the end of the year	30	9
Tax losses and credits carried forward
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	48	0
Recognised in Profit or Loss	(15)	48
Acquired in Business Combinations	0	0
Net deferred tax asset/(liability) at the end of the year	33	48
Other temporary differences
Changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	95	16
Recognised in Profit or Loss	(9)	79
Acquired in Business Combinations	0	0
Net deferred tax asset/(liability) at the end of the year	$ 86	$ 95